Share-based payment liability - Key assumptions used in the discounted cash flow analysis (Details) - Brazil segment	Mar. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate applied to the cash flow projections	21.00%
Growth rate used to extrapolate cash flow beyond the budget period (%)	4.50%